N-4	Aug. 14, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.

The Board of Trustees (“Board”) of the Lincoln Variable Insurance Products Trust approved an agreement and plan of reorganization to merge the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) with and into the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Contractowners. The Fund’s Reorganization is expected be completed on or about October 9, 2026 (“Closing Date”).

At any time prior to the Closing Date, Contractowners may transfer out of the Fund consistent with the transfer provisions of the variable annuity product. Contractowners may transfer into any other available investment option under their Contract. These transfers do not count against the free transfers available. Please review the Prospectus for information about other funds available for investment with your Contract and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund